CONVERTIBLE NOTES (Narrative) (Details) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Sep. 03, 2020 $ / shares shares	Dec. 09, 2019 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Aug. 31, 2019 USD ($) $ / shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares
Convertible Notes (Details) [Line Items]
Convertible notes | $			$ 4,417				$ 4,417
Interest expense | $						$ 271	379
Convertible notes issued (in Shares) | shares					2,415,022
Convertible notes (units)			14.2	14.2
Convertible notes and warrants total consideration | $			$ 1,420	$ 1,420			$ 1,420
Convertible notes and warrants consideration per unit (in Dollars per share)			$ 100	$ 100	$ 5.06		$ 100
Discount of warrant			10.00%	10.00%
Financing expense | $						$ 65
Convertible Notes Related Warrants 2019 [Member]
Convertible Notes (Details) [Line Items]
Convertible notes and warrants consideration per unit (in Dollars per share)		$ 8.8
Warrant exercise price per unit		$ 6.72
Ordinary Shares issued | shares		55,785
Warrant expired		Dec. 08, 2024
IPO [Member]
Convertible Notes (Details) [Line Items]
Convertible notes issued (in Shares) | shares	312,170
Convertible notes and warrants consideration per unit (in Dollars per share)	$ 8.8				$ 8.8
Warrant term	5 years
Ordinary Shares issued | shares	2,500,000
IPO [Member] | Convertible Notes Related Warrants 2019 [Member]
Convertible Notes (Details) [Line Items]
Convertible notes and warrants consideration per unit (in Dollars per share)	$ 6.72
Convertible debt conversion price (in Dollars per share)	$ 8.8
Warrant excercise | shares	297,589